DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Cepton Technologies, Inc. [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash and cash equivalents	$ 12,400,000
Short-term investment	13,041,000	$ 32,058,000
Accumulated deficit	76,800,000
Net loss	18,600,000
Cash flows from operating activities	$ (18,000,000)
Percentage of accounts receivable, net	10.00%	10.00%	10.00%
Percentage of total revenue	10.00%	10.00%
Product warrant term	1 year	1 year
Number of vendors		2	3
Percentage of total accounts payable		27.00%	44.00%
Commission expense		$ 31,000	$ 26,000
Advertising costs		197,000	$ 610,000
Money market funds		$ 7,190,000
Minimum [Member]
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, plant and equipment, estimated useful lives		3
Maximum [Member]
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, plant and equipment, estimated useful lives		7